Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 40,638	$ 76,899	$ 18,528
Restricted cash	305	305	305
Short-term investments	4,987
Accounts receivable	17	29	8
Prepaid expenses and other current assets	5,328	2,500	314
Total current assets	51,275	79,733	19,155
Property and equipment, net	1,054	1,193	1,004
Deposits			22
Operating lease right-of-use asset	2,686
Prepaid expenses and other long-term assets		11
Total assets	55,015	80,937	20,181
Current liabilities:
Accounts payable	4,309	2,345	876
Accrued expenses and other current liabilities	5,044	5,477	2,445
Deferred revenue	109	96	369
Deferred rent, short term	9	123	121
Operating lease liability	625
Note payable, short term	625		114
Total current liabilities	10,721	8,041	3,925
Note payable, long term	14,213	4,784	1,814
Operating lease liability, net of current portion	2,832
Corporate bond, net of bond discount	1,735	1,638	1,462
Deferred rent, long term		712	774
Other long-term liabilities			222
Total liabilities	29,501	15,175	8,197
Commitments and contingencies
Stockholders' deficit:
Common stock, $0.0001 par value: 55,000,000 shares authorized at June 30, 2022 and December 31, 2021; 1,482,520 and 1,454,239 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively		0	0
Additional paid-in capital			9,905
Accumulated deficit	(275,033)	(226,114)	(114,807)
Accumulated other comprehensive loss	(7)
Total stockholders' deficit	(275,040)	(226,114)	(104,902)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	55,015	80,937	20,181
Series A-1 [Member]
Redeemable convertible preferred stock, $ 0.0001 par value—authorized 41,785,202 shares:
Temporary equity, carrying amount, attributable to parent	0	0	0
Series A-2 [Member]
Redeemable convertible preferred stock, $ 0.0001 par value—authorized 41,785,202 shares:
Temporary equity, carrying amount, attributable to parent	7,128	7,128	7,128
Series B [Member]
Redeemable convertible preferred stock, $ 0.0001 par value—authorized 41,785,202 shares:
Temporary equity, carrying amount, attributable to parent	41,854	41,854	41,854
Series C [Member]
Redeemable convertible preferred stock, $ 0.0001 par value—authorized 41,785,202 shares:
Temporary equity, carrying amount, attributable to parent	67,904	67,904	67,904
Series D [Member]
Redeemable convertible preferred stock, $ 0.0001 par value—authorized 41,785,202 shares:
Temporary equity, carrying amount, attributable to parent	$ 183,668	$ 174,990	$ 0